INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INVENTORIES [Abstract]
Raw materials		638,652,057	239,284,316
Work-in-progress		324,604,192	103,161,011
Finished goods		927,891,802	369,583,888
Total	304,797,739	1,891,148,051	712,029,215
Inventories provision	12,238,546	75,935,281	163,728,489	332,337,477
Pledged inventories		200,414,527